Financial assets and liabilities at fair value (Details) - SEK (kr) kr in Millions	Mar. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	kr 278,088	kr 258,657
Carrying amount of financial liabilities	261,651	243,353
Surplus value (+) /Deficit value (-), financial assets	2,026	5,304
Surplus value (+) /Deficit value (-) financial liabilities	1,440	956
Fair value
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	280,114	263,961
Carrying amount of financial liabilities	263,091	244,309
Borrowing from credit institutions
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	2,783	2,317
Borrowing from credit institutions | Fair value
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	2,783	2,317
Senior securities issued
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	239,870	222,516
Surplus value (+) /Deficit value (-) financial liabilities	1,418	949
Senior securities issued | Fair value
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	241,288	223,465
Derivatives
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	16,915	16,480
Derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	16,915	16,480
Subordinated securities issued
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	2,083	2,040
Surplus value (+) /Deficit value (-) financial liabilities	22	7
Subordinated securities issued | Fair value
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	2,105	2,047
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	3,667	1,231
Cash and cash equivalents | Fair value
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	3,667	1,231
Treasuries/government bonds
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	4,406	4,382
Treasuries/government bonds | Fair value
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	4,406	4,382
Other interest-bearing securities except loans
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	50,012	39,807
Other interest-bearing securities except loans | Fair value
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	50,012	39,807
Loans in the form of interest-bearing securities
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	41,059	41,125
Surplus value (+) /Deficit value (-), financial assets	1,101	1,227
Loans in the form of interest-bearing securities | Fair value
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	42,160	42,352
Loans to credit institutions
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	21,698	23,198
Surplus value (+) /Deficit value (-), financial assets	240	253
Loans to credit institutions | Fair value
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	21,938	23,451
Loans to the public
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	147,129	141,111
Surplus value (+) /Deficit value (-), financial assets	685	3,824
Loans to the public | Fair value
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	147,814	144,935
Derivatives
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	10,117	7,803
Derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	kr 10,117	kr 7,803